Expense Example, No Redemption - FidelityAdvisorFloatingRateHighIncomeFund-AMCIZPRO - FidelityAdvisorFloatingRateHighIncomeFund-AMCIZPRO - Fidelity Advisor Floating Rate High Income Fund	Dec. 30, 2024 USD ($)
Fidelity Advisor Floating Rate High Income Fund - Class A
Expense Example, No Redemption:
1 Year	$ 376
3 Years	591
5 Years	823
10 Years	1,489
Fidelity Advisor Floating Rate High Income Fund - Class C
Expense Example, No Redemption:
1 Year	180
3 Years	557
5 Years	959
10 Years	1,886
Fidelity Advisor Floating Rate High Income Fund - Class M
Expense Example, No Redemption:
1 Year	376
3 Years	591
5 Years	823
10 Years	1,489
Fidelity Advisor Floating Rate High Income Fund - Class I
Expense Example, No Redemption:
1 Year	79
3 Years	246
5 Years	428
10 Years	954
Fidelity Advisor Floating Rate High Income Fund - Class Z
Expense Example, No Redemption:
1 Year	68
3 Years	214
5 Years	373
10 Years	$ 835